36. Financial instruments and risk management (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Financial assets	R$ 6,510,898	R$ 8,017,660
Derivative financial instruments	81,408	80,790
Trade accounts receivable and other accounts receivable, excluding prepayments	2,969,116	2,567,063
Marketable securities	790,070	768,611
Cash and cash equivalents	1,075,530	2,960,718	R$ 5,128,186	R$ 6,100,403
Leasing	208,049	205,331
Judicial deposits	1,345,113	1,366,576
Other assets	41,612	68,571
Financial liabilities	8,308,188	10,740,727
Borrowing and financing	1,663,017	4,690,944
Derivative financial instruments	11,618	32,463
Suppliers and other obligations, excluding legal obligations	4,323,374	3,986,557
Leasing - liabilities	1,940,074	1,887,172
Dividends payable	370,105	143,591
Borrowing & Receivables [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Financial assets	5,639,420	7,168,259
Derivative financial instruments	0	0
Trade accounts receivable and other accounts receivable, excluding prepayments	2,969,116	2,567,063
Marketable securities	0	0
Cash and cash equivalents	1,075,530	2,960,718
Leasing	208,049	205,331
Judicial deposits	1,345,113	1,366,576
Other assets	41,612	68,571
Financial liabilities	8,296,570	32,463
Borrowing and financing	1,663,017	0
Derivative financial instruments	0	32,463
Suppliers and other obligations, excluding legal obligations	4,323,374	0
Leasing - liabilities	1,940,074	0
Dividends payable	370,105	0
Financial Assets at Fair Value Through Profit or Loss [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Financial assets	871,478	849,401
Derivative financial instruments	81,408	80,790
Trade accounts receivable and other accounts receivable, excluding prepayments	0	0
Marketable securities	790,070	768,611
Cash and cash equivalents	0	0
Leasing	0	0
Judicial deposits	0	0
Other assets	0	0
Financial liabilities	11,618	10,708,264
Borrowing and financing	0	4,690,944
Derivative financial instruments	11,618	0
Suppliers and other obligations, excluding legal obligations	0	3,986,557
Leasing - liabilities	0	1,887,172
Dividends payable	R$ 0	R$ 143,591